UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code:(516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

HIGH YIELD TAX FREE BOND FUND

SEMI-ANNUAL REPORT
June 30, 2010

SPIRIT of AMERICA

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are very pleased to provide you with the 2010 semi-annual report for The Spirit of America High Yield Tax Free Bond Fund, (“the Fund”).

The first half of 2010 has got off to a great start; the Fund showed strong and steady growth. We look forward to the continued inflows and further development of the Fund during the second half of the year.

Utilizing our many years of experience in the municipal bond market has allowed us to effectively pursue a balance between yield and risk. Our goal is to continue seeking high current income that is exempt from federal income tax, including alternative minimum tax, while employing a relatively conservative approach to investing in the high yield sector of the municipal market. Although the mandate of the Fund allows it to invest in lower rated securities, at this time, the focus will continue to be investing in bonds which are investment grade.

We have been proud to watch the number of investors grow so far this year. We appreciate your support of our fund and look forward to your future investment in the Spirit of America High Yield Tax Free Bond Fund.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner President	Doug Revello Portfolio Manager

Any investment in debt securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 4.75% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

HIGH YIELD TAX FREE BOND FUND	1

MANAGEMENT DISCUSSION (UNAUDITED)

Introduction

The Spirit of America High Yield Tax Free Bond Fund’s (SOAMX), (“the Fund”), objective is to maintain current income that is exempt from federal income tax, including alternative minimum tax. The emphasis of the Fund is in the High Yield section of the municipal market. We are pursuing a balance between yield and risk.

As a High Yield Bond Fund, the mandate allows the Fund to invest in lower rated securities; however we have kept our focus on investing in bonds in the “Baa3”/“BBB-” range and higher. Our plan is to continue with this relatively conservative approach to investing in the high yield municipal market.

In keeping with this philosophy, the Fund has been able to maintain attractive yields without venturing into the speculative, below investment grade, segment of the high yield municipal market. Currently, as of June 30, 2010, 99.55% of the portfolio is investment grade, with over 68% rated “A” or better. The average rating of holdings in the Fund is A/A2.

Overview

High yield municipal bonds are typically issued by government entities to finance economic or industrial development projects, as well as, housing, healthcare and environmental projects. Other high yield municipals are issued to finance such things as airport terminals, charter schools, and projects related to utilities. In addition, a large number of bonds have been issued by local governments in anticipation of revenues owed by the tobacco industry.

The interest payments are usually covered by a special tax or revenue from the project, and the bonds are often backed by hard assets or mortgage income associated with the project. High yield municipals may also be issued to finance private projects that benefit the community, such as waste remediation or public utilities. In those cases the debt is usually backed and paid for by a corporation. As with the broader municipal market, high yield municipal bonds provide income that is exempt from federal, and sometimes state, income taxes.

Municipal bonds performed well in the first half of 2010. The 30-Year “AAA” Municipal Market Data (MMD) yield rallied from 4.16% to 4.02% during the year. The Fund’s Net Asset Value (NAV) rose from 9.32 to 9.51 in the same time period.

One of the Fund’s goals has been to diversify with respect to location and sector. As of June, 30 2010, the Fund consists of 240 different issues varied across 41 states, 2 territories and the District of Columbia. The holdings range throughout 23 sectors of the market, including areas such as, hospitals, higher education, industrial development and transportation. Also, while it certainly has not been a primary goal of the Fund, we have been able to maintain a percentage of our bonds in states and territories which have a state tax exemption in New York, New Jersey and Connecticut, where most of our clients reside.

Summary

Spirit of America High Yield Tax Free Bond Fund continues to grow at a steady and healthy pace. The Fund saw inflows over $21 million, while outflows were approximately $6.5 million for the first half of 2010. Since inception in March of 2008, the Fund has net inflows over $82 million. We expect continued growth in assets under management in the future.

Our plan is to proceed with same strategy that we have utilized since the Fund’s inception. We will continue to seek out municipal bonds that provide a balance

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

between credit risk and the potential to offer high current income and consistently attractive yields.

Ratings are provided by Moody’s Investor Services and Standard & Poor’s. In determining the percentage that are rated “A” or better and the average rating of the portfolio, the higher of the two ratings is taken thus improving the overall evaluation of the portfolio.

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America High Yield Tax Free Bond Fund

June 30, 2010
Puerto Rico	15.51%	$13,007,118

New York	15.38	12,895,956

Ohio	6.48	5,434,165

Texas	6.48	5,432,958

New Jersey	6.05	5,072,338

California	5.95	4,992,266

Florida	4.94	4,139,260

Michigan	4.30	3,605,481

Wisconsin	4.14	3,467,687

Louisiana	3.37	2,823,510

Maryland	2.28	1,908,508

Pennsylvania	2.22	1,858,178

Illinois	1.92	1,610,784

Washington	1.83	1,534,850

North Dakota	1.70	1,423,350

Oregon	1.63	1,365,642

Indiana	1.62	1,358,842

Colorado	1.41	1,184,042

Kentucky	1.27	1,068,605

Arizona	0.98	824,982

Rhode Island	0.98	822,462

Connecticut	0.88	739,751

New Mexico	0.82	684,114

Alaska	0.78	653,265

North Carolina	0.69	574,390

District of Columbia	0.66	551,130

Missouri	0.62	518,485

Georgia	0.61	512,978

West Virginia	0.56	467,154

Massachusetts	0.48	404,205

New Hampshire	0.42	356,178

Iowa	0.37	314,397

South Carolina	0.36	300,195

Montana	0.30	254,345

Kansas	0.30	253,583

Mississippi	0.30	251,670

Wyoming	0.26	215,298

Tennessee	0.25	206,184

Alabama	0.24	204,277

Minnesota	0.24	201,092

Maine	0.12	101,594

South Dakota	0.12	101,364

Virgin Islands	0.12	100,876

Nevada	0.06	50,959

Total Investments	100.00%	$83,848,468

HIGH YIELD TAX FREE BOND FUND	3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD JANUARY 1, 2010 TO JUNE 30, 2010

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.	The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America High Yield Tax Free Bond Fund

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$ 1,049.30	0.90%	$4.57
Hypothetical 5% Return	$1,000.00	$ 1,020.33	0.90%	$4.51

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)    Annualized, based on the Fund’s most recent half-year expenses.

(2)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 99.07%

Alabama 0.24%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, (OID), 5.75%, 02/01/19	$100,000	$100,870
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100 (OID), 6.75%, 02/01/29	100,000	103,407
		204,277

Alaska 0.77%
Alaska Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series C, Callable 12/01/18 @ 100, 5.35%, 12/01/39	250,000	255,535
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100 (OID), 5.00%, 06/01/32	500,000	397,730
		653,265

Arizona 0.98%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100 (OID), 5.00%, 07/01/28	100,000	99,999
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	750,000	621,548
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100 (AGM), 5.00%, 07/01/28	100,000	103,435
		824,982

California 5.90%
California Health Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/14 @ 100 (OID), 6.00%, 07/01/34	1,000,000	1,032,090
City of Compton, Water & Utility Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 6.00%, 08/01/39	250,000	260,088
City of Turlock, Hospital Improvements, Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	218,610
City of Turlock, Hospital Improvements, Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	220,250
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	262,362

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/26	$50,000	$49,837
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	165,000	117,800
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100, (OID) (XLCA), 5.00%, 09/01/37	500,000	372,400
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	530,995
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	105,982
State of California, Refunding Bonds, General Obligation Unlimited, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	249,368
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	486,355
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	480,370
University of California, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	438,159
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/20	20,000	21,762
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/28	140,000	145,838
		4,992,266

Colorado 1.40%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.25%, 12/01/28	250,000	293,572
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.63%, 12/01/40	250,000	285,420
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	104,170

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Colorado (cont.)
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	$500,000	$500,880
		1,184,042

Connecticut 0.87%
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 05/01/17 @ 100, (LOC Citibank) (OID), 4.75%, 05/01/42	250,000	218,802
Connecticut State Health & Educational Facility Authority, Refunding Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	103,986
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	261,550
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Series O, Callable 07/01/20 @ 100 (OID), 4.75%, 07/01/30	100,000	100,791
University of Connecticut, University & College Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	54,622
		739,751

District of Columbia 0.65%
District of Columbia, Hospital Improvements Revenue Bonds, Series 2, Callable 07/15/18 @ 101 (FSA), 5.45%, 07/15/35	535,000	551,130

Florida 4.89%
City of Jacksonville, Public Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/34	200,000	194,650
City of Miami, Public Improvements Revenue Bonds, Callable 01/01/18 @ 100, (NATL-RE) (OID), 5.00%, 01/01/37	500,000	498,540
City of Miami, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.35%, 10/01/39	500,000	508,340
County of Miami-Dade, Hospital Improvements Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 06/01/39	100,000	103,586
County of Miami-Dade, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100 (OID), 5.25%, 10/01/30	150,000	152,602

HIGH YIELD TAX FREE BOND FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	$250,000	$266,620
County of Miami-Dade, Recreational Facility Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, (Assured Guaranty) (OID), 5.38%, 10/01/28	250,000	259,657
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	106,795
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.50%, 08/15/24	100,000	102,330
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.75%, 08/15/29	100,000	101,293
Florida Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 5.00%, 07/01/39	125,000	125,899
Florida State Board of Education, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 101 (OID), 5.25%, 07/01/24	380,000	410,096
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	209,454
Halifax Hospital Medical Center, Refunding Revenue Bonds, Series B2, Callable 06/01/18 @ 100, (AGM) (OID), 5.38%, 06/01/31	285,000	287,631
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	201,482
Miami-Dade County Educational Facilities Authority, University & College Improvements Revenue Bonds, Series A, Callable 04/01/16 @ 100 (OID), 5.50%, 04/01/38	250,000	254,525
Orange County Health Facilities Authority, Hospital Improvements Revenue Bonds, 5.25%, 10/01/19	100,000	105,532

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Palm Beach County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/40	250,000	250,228
		4,139,260

Georgia 0.61%
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	259,540
Coffee County Hospital Authority, Refunding Revenue Bonds, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	253,438
		512,978

Illinois 1.90%
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	245,458
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 08/15/19 @ 100 (OID), 7.00%, 08/15/44	250,000	265,882
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	252,450
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.50%, 08/15/24	200,000	202,518
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 6.00%, 08/15/38	175,000	176,256
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	500,000	468,220
		1,610,784

Indiana 1.61%
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 03/01/17 @ 100, 5.50%, 03/01/37	750,000	740,745
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 11/01/19 @ 100 (OID), 5.25%, 11/01/39	250,000	254,780
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	104,130

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Indiana (cont.)
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100 (OID), 5.25%, 12/01/38	$250,000	$259,187
		1,358,842

Iowa 0.37%
Iowa Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/19 @ 100, (Assured Guaranty) (OID), 5.38%, 08/15/29	300,000	314,397

Kansas 0.30%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	253,582

Kentucky 1.26%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Series A-1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	797,925
Kentucky Municipal Power Agency, Revenue Bonds, Series A, Callable 09/01/20 @ 100 (Assured Guaranty), 5.00%, 09/01/23	250,000	270,680
		1,068,605

Louisiana 3.34%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/29	250,000	266,798
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	2,660,000	2,556,712
		2,823,510

Maine 0.12%
Maine State Housing Authority, Local Single-Family Housing Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	101,594

Maryland 2.26%
Maryland Community Development Administration, State Multi-Family Housing Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	249,592
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	486,585

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Maryland (cont.)
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.38%, 06/01/25	$500,000	$507,840
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.75%, 06/01/35	445,000	453,722
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/20 @ 100 (OID), 4.63%, 05/15/35	60,000	59,953
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	150,000	150,816
		1,908,508

Massachusetts 0.48%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.20%, 01/01/27	100,000	101,044
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.25%, 01/01/29	100,000	100,966
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	100,578
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	101,617
		404,205

Michigan 4.26%
Cesar Chavez Academy, Inc., School Improvements, Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	167,976
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	189,240
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	447,480
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.63%, 11/15/29	100,000	99,467
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.75%, 11/15/39	250,000	246,492

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	$2,340,000	$1,710,868
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	218,208
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	261,038
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	264,712
		3,605,481

Minnesota 0.24%
City of St. Cloud, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100 (OID), 5.00%, 05/01/25	200,000	201,092

Mississippi 0.30%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	251,670

Missouri 0.61%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.88%, 10/01/36	250,000	267,760
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Ginnie Mae) (Fannie Mae), 4.70%, 03/01/35	250,000	250,725
		518,485

Montana 0.30%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	254,345

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Nevada 0.06%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	$50,000	$50,959

New Hampshire 0.42%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	244,363
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 6.25%, 04/01/26	100,000	111,815
		356,178

New Jersey 5.99%
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/12 @ 100 (OID), 5.50%, 06/15/24	400,000	395,008
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/14 @ 100 (OID), 5.75%, 06/15/29	200,000	199,306
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 08/02/10 @ 100, 5.63%, 06/15/19	1,050,000	1,050,147
New Jersey Economic Development Authority, School Improvements Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	103,645
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	514,455
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.75%, 10/01/31	520,000	563,732
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	250,000	256,788
New Jersey Higher Education Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	102,380
New Jersey Higher Education Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @100, 5.25%, 12/01/28	250,000	256,518

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Higher Education Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/36	$65,000	$64,902
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	185,000	187,997
Newark Housing Authority, Public Improvements Revenue Bonds, Callable 12/01/19 @ 100 (Assured Guaranty) (GO OF CITY), 6.75%, 12/01/38	750,000	852,892
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	800,000	524,568
		5,072,338

New Mexico 0.81%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	455,845
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/39	225,000	228,269
		684,114

New York 15.24%
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	273,862
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	259,340
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	516,640
New York City Housing Development Corp, Local Multi-Family Housing Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	100,639
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	501,820
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	248,030

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	$250,000	$248,770
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	250,875
New York City Housing Development Corp., Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	251,343
New York City Housing Development Corp., State Multi-Family Housing Revenue Bonds, Series A, Callable 09/15/19 @ 100 (Fannie Mae), 4.50%, 09/15/25	200,000	203,152
New York City Housing Development Corp., State Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	99,677
New York City Housing Development Corp., State Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	245,275
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	650,000	722,924
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	145,000	147,758
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (NATL-RE), 5.00%, 03/01/36	200,000	197,934
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/46	2,500,000	2,426,975
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	89,352
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	266,255
New York City Trust For Cultural Resources, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/39	100,000	102,560
New York Convention Center Development Corp., Recreational Facility Improvements Revenue Bonds, Callable 11/15/15 @ 100 (AMBAC), 5.00%, 11/15/44	250,000	251,502

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	673,888
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	517,615
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100 (OID), 5.50%, 05/01/37	350,000	361,322
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	750,000	742,658
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 08/15/15 @ 100 (FHA), 4.90%, 08/15/31	500,000	493,500
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	307,104
New York State Dormitory Authority, School Improvements Revenue Bonds, Series B, Callable 10/01/20 @ 100 (AGM), 4.75%, 10/01/40	165,000	164,464
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.25%, 07/01/33	200,000	205,476
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.13%, 07/01/39	250,000	252,960
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	788,925
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	100,000
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	253,450
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	205,424
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	151,342

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Tobacco Settlement Financing Corp., Housing Revenue Bonds, Series B-1C, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	273,145
		12,895,956

North Carolina 0.68%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100 (OID), 5.25%, 01/15/34	100,000	103,825
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100 (OID), 4.50%, 01/01/22	250,000	258,738
North Carolina Turnpike Authority, Highway Improvements Revenue Bonds, Series A, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 01/01/39	200,000	211,828
		574,391

North Dakota 1.68%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 08/02/10 @ 100 (NATL-RE) (OID), 5.63%, 08/15/27	1,500,000	1,423,350

Ohio 6.42%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/42	400,000	301,976
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	4,920,000	3,882,667
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/47	1,015,000	728,750
Ohio Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	269,602
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/44	250,000	251,170
		5,434,165

Oregon 1.61%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.00%, 08/15/21	100,000	107,726

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Oregon (cont.)
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.50%, 08/15/28	$250,000	$263,872
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	255,830
Oregon Health & Science University, Cash Flow Management Revenue Bonds, Series A, Callable 07/01/19 @ 100, 5.88%, 07/01/33	500,000	533,590
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	204,624
		1,365,642

Pennsylvania 2.20%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	869,160
Montgomery County Industrial Development Authority, Hospital Improvements Revenue Bonds, Callable 08/01/20 @ 100 (FHA), 5.38%, 08/01/38	500,000	516,835
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	100,224
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	250,000	266,595
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	105,364
		1,858,178

Puerto Rico 15.37%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	363,226
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	505,030
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	200,212

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	$250,000	$254,620
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	248,530
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	261,160
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	536,620
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	252,953
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101 (AGM), 5.00%, 07/01/31	200,000	204,256
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	102,546
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/39	1,525,000	1,611,681
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	355,000	371,007
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, (Assured Guaranty) (OID), 5.13%, 07/01/47	500,000	503,415
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	150,000	157,860
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100 (AGM), 5.00%, 07/01/20	500,000	529,345
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	250,000	242,085

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series XX, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/35	250,000	251,195
Puerto Rico Electric Power Authority, Refunding Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	250,192
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (AGM) (OID), 5.00%, 07/01/32	250,000	254,345
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100 (AGM), 4.95%, 07/01/26	200,000	202,514
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	100,000	100,458
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	221,695
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	646,832
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	375,000	426,495
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100 (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	270,455
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	350,000	381,619
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	266,251
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100 (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	102,882
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 5.63%, 07/01/39	220,000	219,217

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	180,031
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	253,140
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 5.50%, 08/01/37	1,700,000	1,723,919
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100 (OID), 5.25%, 08/01/30	100,000	102,108
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	251,503
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	295,000	307,251
Puerto Rico Sales Tax Financing Corp., Refunding Revenue Bonds, Series C, Callable 08/01/20 @ 100 (OID), 5.38%, 08/01/36	250,000	250,470
		13,007,118

Rhode Island 0.97%
Rhode Island Student Loan Authority, Student Loans, Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	531,600
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.13%, 12/01/35	250,000	255,553
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/39	35,000	35,309
		822,462

South Carolina 0.35%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100 (OID), 5.75%, 08/01/36	250,000	250,338

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

South Carolina (cont.)
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/39	$50,000	$49,857
		300,195

South Dakota 0.12%
South Dakota Housing Development Authority, State Single-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	100,000	101,364

Tennessee 0.24%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	206,184

Texas 6.42%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	257,945
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	107,253
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/25	175,000	178,817
North Texas Tollway Authority, Refunding Revenue Bonds, Series A, Callable 01/01/19 @ 100 (OID), 6.25%, 01/01/39	250,000	271,575
North Texas Tollway Authority, Refunding Revenue Bonds, Series B, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/40	200,000	208,510
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,330,900
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	555,000	579,670
Schertz-Seguin Local Government Corp., Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/38	100,000	99,237
Schertz-Seguin Local Government Corp., Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/41	100,000	98,725
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, (Assured Guaranty) (OID), 4.50%, 09/01/19	100,000	100,742

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 09/01/30	$1,000,000	$1,012,710
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/19 @ 100, (Assured Guaranty) (OID), 5.13%, 09/01/25	100,000	101,195
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, 5.00%, 12/01/16	50,000	55,477
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	104,497
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	105,571
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	820,134
		5,432,958

Virgin Islands 0.12%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Series B, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	100,876

Washington 1.81%
Grays Harbor County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Callable 01/01/17 @ 100, (NATL-RE) (FGIC), 5.00%, 07/01/24	250,000	260,388
Washington Health Care Facilities Authority, Hospital Improvements Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.63%, 10/01/38	500,000	516,570
Washington Health Care Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	255,022
Washington State Housing Finance Commission, State Single-Family Housing Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.70%, 06/01/36	500,000	502,870
		1,534,850

West Virginia 0.55%
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	261,188

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

West Virginia (cont.)
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	$200,000	$205,966
		467,154

Wisconsin 4.10%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	350,000	362,544
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	91,641
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/15 @ 100 (OID), 5.63%, 04/15/33	100,000	100,843
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/20 @ 100 (OID), 5.25%, 04/15/24	100,000	101,984
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 06/01/20 @ 100, 5.50%, 06/01/26	500,000	514,980
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	2,060,000	1,843,185
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	452,510
		3,467,687

Wyoming 0.25%
County of Campbell, Resource Recovery Improvements Revenue Bonds, Series A, Callable 07/15/19 @ 100, 5.75%, 07/15/39	200,000	215,298
Total Investments — 99.07%
(Cost $80,388,421*)		$83,848,468
Cash and Other Assets Net of Liabilities — 0.93%		790,005
NET ASSETS — 100.00%		$84,638,473

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

ACA - Insured by ACA Financial Guaranty Corp.
AGM - Assured Guaranty Municipal.
AMBAC - Insured by AMBAC Indemnity Corp.
BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts
CIFG - Insured by CDC IXIS Financial Guaranty.
FGIC - Insured by Financial Guaranty Insurance Corp.
FHA - Insured by Federal Housing Administration.
FSA - Financial Security Assurance.
GO - General Obligation
LOC - Letter of Credit
MBIA - Insured by MBIA.
NATL-RE - Insured by National Public Finance Guarantee Corp.
OID - Original Issue Discount
TCRS - Transferable Custodial Receipts.
XLCA - Insured by XL Capital Assurance.

* The aggregate cost for federal income tax purposes is $80,388,421, and net unrealized appreciation consists of:

Gross unrealized appreciation	$4,048,552
Gross unrealized depreciation	(588,505)
Net unrealized appreciation	$3,460,047

HIGH YIELD TAX FREE BOND FUND	25

STATEMENTS OF ASSETS AND LIABILITIES	JUNE 30, 2010 (UNAUDITED)

ASSETS

Investments in securities at value (cost $80,388,421) (Note 1)	$83,848,468
Cash	793,781
Receivable for Fund shares sold	308,899
Dividends and interest receivable	1,307,596
Prepaid expenses	28,969
TOTAL ASSETS	86,287,713
LIABILITIES

Payable for Fund shares redeemed	11,516
Payable for investments purchased	1,397,398
Payable for investment advisory fees	16,751
Payable for distributions to shareholders	184,481
Payable for distribution fees (Note 3)	10,247
Other accrued expenses	28,847
TOTAL LIABILITIES	1,649,240
NET ASSETS	$84,638,473

Net assets applicable to 8,901,460 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$84,638,473
Net asset value and redemption price per share ($84,638,473 ÷ 8,901,460 shares)	$9.51
Maximum offering price per share ($9.51 ÷ 0.9525)	$9.98
SOURCE OF NET ASSETS

As of June 30, 2010, net assets consisted of:
Paid-in capital	$81,832,842
Undistributed net investment income	1,625
Accumulated net realized loss on investments	(656,041)
Net unrealized appreciation on investments	3,460,047
NET ASSETS	$84,638,473

See accompanying notes to financial statements.

26	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$2,402,991
TOTAL INVESTMENT INCOME	2,402,991
EXPENSES
Investment Advisory fees (Note 3)	227,923
Distribution fees (Note 3)	56,981
Accounting and Administration fees	64,154
Auditing fees	7,966
Chief Compliance Officer salary (Note 3)	2,608
Custodian fees	8,994
Directors’ fees	4,106
Insurance expense	12,506
Legal fees	13,800
Printing expense	17,891
Registration fees	9,436
Transfer Agent fees	30,188
Other expenses	1,320
TOTAL EXPENSES	457,873
Fees waived and reimbursed by Adviser (Note 3)	(115,988)
NET EXPENSES	341,885
NET INVESTMENT INCOME	2,061,106
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	83,880
Net change in unrealized appreciation of investments	1,392,840
Net realized and unrealized gain on investments	1,476,720
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,537,826

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND	27

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OPERATIONS
Net investment income	$ 2,061,106	$ 2,726,138
Net realized gain (loss) from investment transactions	83,880	(556,635)
Net change in unrealized appreciation/depreciation of investments	1,392,840	7,893,041
Net increase in net assets resulting from operations	3,537,826	10,062,544
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(2,059,481)	(2,726,138)
Total distributions to shareholders	(2,059,481)	(2,726,138)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	20,544,576	42,307,972
Shares issued from reinvestment of distributions	1,181,909	1,743,546
Shares redeemed	(6,495,336)	(6,433,008)
Increase in net assets derived from capital share transactions (a)	15,231,149	37,618,510
Total increase in net assets	16,709,494	44,954,916
NET ASSETS
Beginning of period	67,928,979	22,974,063
End of period	$ 84,638,473	$ 67,928,979
Undistributed net investment income	$ 1,625	$ —
(a) Transactions in capital stock were:
Shares sold	2,170,956	4,786,414
Shares issued from reinvestment of distributions	124,845	197,087
Shares redeemed	(686,875)	(717,346)
Increase in shares outstanding	1,608,926	4,266,155

See accompanying notes to financial statements.

28	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period Ended December 31, 2008*
Net Asset Value, Beginning of Period	$ 9.31	$ 7.59	$ 10.00
Income from Investment Operations:
Net investment income	0.25[1]	0.55[1]	0.47[1]
Net realized and unrealized gain (loss) on investments	0.20	1.73	(2.41)
Total from investment operations	0.45	2.28	(1.94)
Less Distributions:
Distributions from net investment income	(0.25)	(0.56)	(0.47)
Total distributions	(0.25)	(0.56)	(0.47)
Net Asset Value, End of Period	$ 9.51	$ 9.31	$ 7.59
Total Return[2]	4.93%[3]	30.78%	(20.05%)
Ratios/Supplemental Data
Net assets, end of period (000)	$ 84,638	$ 67,929	$ 22,974
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.21%[4]	1.41%	1.84%[4]
After expense reimbursement or recapture	0.90%[4]	0.90%	0.30%[4]
Ratio of net investment income to average net assets	5.43%[4]	6.22%	6.42%[4]
Portfolio turnover	3.79%[3]	5.87%	6.63%[3]

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Calculation is not annualized.
[4]	Calculation is annualized.
*	The Fund commenced operations on February 29, 2008.

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND	29

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2010 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America High Yield Tax Free Bond Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on February 29, 2008. The Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 – Inputs that reflect unadjusted

                   quoted prices in active markets

                   for identical assets or liabilities

                   that the Funds have the ability

                   to access at the measurement

                   date

• Level 2 – Inputs other than quoted prices

                   that are observable for the

                   asset or liability either directly

                   or indirectly, including inputs

                   in markets that are not

                   considered to be active

• Level 3 – Unobservable inputs based on

                   the best information available

                   in the circumstances, to the

                   extent observable inputs are

                   not available (including the

                   Fund’s own assumptions used

                   in determining the fair value

                   of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2010 is as follows: High Yield Tax Free Bond Fund

Valuation Inputs
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs*	83,848,468
Level 3 - Significant Unobservable Inputs	—
Total Market Value of Investments	$83,848,468
* Security Types as defined in the Schedule of Investments

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2010, excluding short-term investments, were $19,039,415 and $2,864,253, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was

HIGH YIELD TAX FREE BOND FUND	31

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2010 were $227,923.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 0.90% of the average daily net assets of the Fund through April 30, 2011. For the six months ended June 30, 2010, the Adviser reimbursed the Fund $115,988.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2010 was $454,353. Of this balance, $116,140 will expire in 2011, $222,225 will expire in 2012, and $115,988 will expire in 2013.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.15% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2010, fees paid to the Distributor under the Plan were $56,981.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2010, sales charges received by the Distributor were $990,725. A contingent deferred sales charge(“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase. Certain redemptions made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2010, CDSC fees paid to the Distributor were $7,104.

Certain Officers and Directors of the

Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2010, the Fund was allocated $2,608 of the Chief Compliance Officer’s salary.

Note 4 - Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will

32	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 – Federal Income Taxes The tax character of distributions paid during the year ended December 31, 2009 is as follows:
Tax Basis Distributions

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions
12/31/2009	$414,275	$2,311,863	$0	$2,726,138

Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2010 will be reported in the December 31, 2010 Annual Report.

At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $691,762, of which $121,045 and $570,717 are available to reduce future required distributions of net capital gains to shareholders through the years of 2016 and 2017, respectively.

At December 31, 2009, the Fund had Deferred Post-October Losses of $48,159.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

HIGH YIELD TAX FREE BOND FUND	33

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

34	SPIRIT OF AMERICA

Proxy Voting Information
The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America High Yield Tax Free Bond Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2010, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q
The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

SPIRIT
of AMERICA

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
BNY Mellon Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Counsel
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

For additional information about the Spirit of America High Yield Tax Free Bond Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses, and other information.

©Copyright 2010 Spirit of America *SOAHY-SAR10*

REAL ESTATE INCOME AND GROWTH FUND

SEMI-ANNUAL REPORT

June 30, 2010

SPIRIT of AMERICA

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are happy to have this opportunity to share with you, our shareholders, the Semi-Annual Report for the Spirit of America Real Estate Income and Growth Fund. This includes a review of our performance for the first half of 2010, and our thoughts on the economy, the market, and recent events.

At Spirit of America Investment Funds, our team takes a comprehensive approach to investing. We analyze economic trends, and evaluate industries that could benefit from those trends. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis.

Despite the economic challenges the country continues to face, we see opportunity to accumulate stocks at what we believe are attractive valuations. The Spirit of America Real Estate Income and Growth Fund’s investment philosophy continues to be to seek value in the bricks and mortar of America by investing in real estate companies which own office buildings, shopping malls, hotels, apartments, and other properties. Our goal is to maximize total return to shareholders by benefitting from the income generated by the rental of these properties, while also participating in potential long term appreciation of property values.

We appreciate your continued support, and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Sincerely,

David Lerner President

Raymond Mathis Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest, natural disasters and other factors. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

REAL ESTATE INCOME AND GROWTH FUND	1

MANAGEMENT DISCUSSION (UNAUDITED)

Economic Summary

In our 2009 report to shareholders, we stated our belief that the economy had turned the corner, and looked to signs that the recovery would continue into 2010. Now at the middle of 2010, we see signs that the pace of economic growth may be slowing. While some have called for a double-dip recession, we continue to believe that the economy will expand in the second half of the year.

Although unemployment remained unacceptably high in the first half of 2010, we note that first time jobless claims have fallen well below peak levels, and private sector employment has enjoyed a multi-month growth. Consumer spending continues to rise, the recovery in manufacturing activity has remained a bright spot, and business inventory trends started to improve.

We believe that an economic recovery remains on solid ground, and are hopeful that it will accelerate as we progress into the second half of 2010. As such, we will continually reposition our investment portfolio to best take advantage of the opportunities we see in the constantly changing economic environment.

Market Summary

In the first half of 2010, the S&P 500 declined 6.65% on a total return basis. However, as the credit markets continued to thaw, REIT share prices continued their rebound. In the first half of the year, the MSCI US REIT Index provided a total return of 5.70%, outperforming the S&P 500 by 1,236 basis points.

We believe private real estate markets continue to be directly affected by the lack of available credit, and the perceived risk that property owners would not be able to meet principal repayments.

Unlike private property owners, publicly traded REITs have been able to access the public markets to issue bonds to meet debt maturities and raise equity to shore up their financial stability. As a result, we believe publicly traded REITs will continue to outperform the private real estate markets over the near term.

Fund Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), remained diversified across several property types, and many geographic areas. Entering into 2010, the fund had assumed a more aggressive posture, a sharp contrast to our defensive view of a year prior.

Relative to our benchmark index, the Fund was underweight Retail REITs, and to a lesser extent Healthcare REITs. The fund has also decreased its position in Office REITs, and other property types that we view as defensive. Given the sharp decline in homeownership, the fund began to build an overweight position in apartment REIT shares.

Return Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), had a total return of 7.83% (no load, gross of fees) for the six months ending June 30, 2010 (Source: BNY Mellon Investment Servicing (U.S.) Inc.). This compares favorably to the 5.70% returned by its benchmark, the MSCI US REIT Index, for the same period, representing 213 basis points of outperformance.

Over the past one year period the Fund provided a total return of 50.39% including all fees and charges. As of June 30, 2010, the Fund’s annualized five year return was -7%, while the average annual return over the past ten years was 5.82% .

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Past performance is not indicative of future results. The results above take the maximum front end sales charge of 5.25% and expense ratio of 1.81% into account.(Source: BNY Mellon Investment Servicing (U.S.) Inc.).

Average Annual Total Returns

For the Periods Ended June 30, 2010

	Class A Shares	Class B Shares
1 Year (with sales charge)	50.39%[a]	51.84%[b]
1 Year (without sales charge)	58.65%	57.59%
5 Years (with sales charge)	(7.00%)[a]	(6.93%)[b]
5 Years (without sales charge)	(6.00%)	(6.65%)
10 Years (with sales charge)	5.82%[a]	5.66%[b]
10 Years (without sales charge)	6.39%	5.66%

Past performance is not indicative of future results.

a Reflects a 5.25% front-end sales charge.

b Reflects a contingent deferred sales charge of 5.75%.

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America

Real Estate Income and Growth Fund

June 30, 2010
Apartments (REITs)	16.17%	$25,984,217

Office Space (REITs)	14.55	23,373,290

Diversified (REITs)	13.93	22,388,266

Hotels (REITs)	13.82	22,208,867

Regional Malls (REITs)	12.57	20,192,530

Health Care (REITs)	9.43	15,155,396

Shopping Centers (REITs)	7.90	12,700,551

Industrial (REITs)	5.05	8,120,174

Storage (REITs)	3.28	5,273,260

Manufactured Homes (REITs)	1.70	2,725,800

Net Lease (REITs)	0.80	1,286,400

Mortgage (REITs)	0.80	1,286,250

Total Investments	100.00%	$160,695,001

REAL ESTATE INCOME AND GROWTH FUND	3

DISCLOSURE OF FUND EXPENSES (UNAUDITED) FOR THE SIX MONTH PERIOD JANUARY 1, 2010 TO JUNE 30, 2010
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.	The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Real Estate Income and Growth Fund

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return
Class A	$1,000.00	$1,068.60	1.81%	$ 9.28
Class B	$1,000.00	$1,067.10	2.51%	$12.86
Hypothetical 5% Return
Class A	$1,000.00	$1,015.82	1.81%	$ 9.05
Class B	$1,000.00	$1,012.35	2.51%	$12.52

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)    Annualized, based on the Fund’s most recent half-year expenses.

(2)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2010 (UNAUDITED)

	Shares	Market Value
Common Stocks 99.62%

Apartments (REITs) 16.17%
Apartment Investment & Management Co., Class A	125,000	$2,421,250
Associated Estates Realty Corp.	200,372	2,594,817
Camden Property Trust	50,000	2,042,500
Colonial Properties Trust	40,000	581,200
Equity Residential	225,000	9,369,000
Essex Property Trust, Inc.	10,000	975,400
Home Properties, Inc.	20,000	901,400
Mid-America Apartment Communities, Inc.	45,000	2,316,150
UDR, Inc.	250,000	4,782,500
		25,984,217

Diversified (REITs) 13.93%
Digital Realty Trust, Inc.	70,000	4,037,600
DuPont Fabros Technology, Inc. REIT	125,000	3,070,000
Lexington Realty Trust	430,158	2,585,250
Liberty Property Trust	85,000	2,452,250
Vornado Realty Trust	126,454	9,224,819
Washington Real Estate Investment Trust	36,910	1,018,347
		22,388,266

Health Care (REITs) 9.43%
HCP, Inc.	190,000	6,127,500
Health Care REIT, Inc.	29,300	1,234,116
Healthcare Realty Trust, Inc.	84,994	1,867,318
National Health Investors, Inc.	50,200	1,935,712
Ventas, Inc.	85,000	3,990,750
		15,155,396

Hotels (REITs) 13.45%
Ashford Hospitality Trust, Inc.*	560,000	4,104,800
Chesapeake Lodging Trust*	30,000	474,600
DiamondRock Hospitality Co.*	113,103	929,707
FelCor Lodging Trust, Inc.*	1,300,000	6,487,000
Hersha Hospitality Trust	260,000	1,175,200
Host Hotels & Resorts, Inc.	430,000	5,796,400
LaSalle Hotel Properties	80,000	1,645,600
Pebblebrook Hotel Trust*	10,000	188,500
Sunstone Hotel Investors, Inc.*	82,000	814,260
		21,616,067

Industrial (REITs) 5.05%
AMB Property Corp.	151,000	3,580,210
First Industrial Realty Trust, Inc.*	61,284	295,389
First Potomac Realty Trust	27,500	395,175
ProLogis REIT	380,000	3,849,400
		8,120,174

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Shares	Market Value

Manufactured Homes (REITs) 1.70%
Sun Communities, Inc.	105,000	$2,725,800

Mortgage (REITs) 0.80%
Annaly Capital Management, Inc.	75,000	1,286,250

Net Lease (REITs) 0.80%
National Retail Properties, Inc.	60,000	1,286,400

Office Space (REITs) 14.54%
Alexandria Real Estate Equities, Inc.	41,000	2,598,170
BioMed Realty Trust, Inc.	95,000	1,528,550
Boston Properties, Inc.	100,000	7,134,000
Brandywine Realty Trust REIT	84,165	904,774
Highwoods Properties, Inc.	50,000	1,388,000
Kilroy Realty Corp.	1,000	29,730
Mack-Cali Realty Corp.	130,000	3,864,900
SL Green Realty Corp.	107,652	5,925,166
		23,373,290

Regional Malls (REITs) 12.57%
CBL & Associates Properties, Inc.	106,500	1,324,860
Glimcher Realty Trust	254,002	1,518,932
Macerich Co. (The)	100,000	3,732,000
Pennsylvania Real Estate Investment Trust	55,500	678,210
Simon Property Group, Inc.	126,211	10,191,538
Taubman Centers, Inc.	73,000	2,746,990
		20,192,530

Shopping Centers (REITs) 7.90%
Developers Diversified Realty Corp.	113,000	1,118,700
Equity One, Inc.	30,000	468,000
Federal Realty Investment Trust	25,000	1,756,750
Kimco Realty Corp.	287,478	3,863,704
Regency Centers Corp.	40,000	1,376,000
Tanger Factory Outlet Centers, Inc.	25,429	1,052,252
Weingarten Realty Investors	160,900	3,065,145
		12,700,551

Storage (REITs) 3.28%
Public Storage	40,000	3,516,400
Sovran Self Storage, Inc.	51,027	1,756,860
		5,273,260

Total Common Stocks
(Cost $183,061,790)		160,102,201

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Shares	Market Value
Preferred Stocks 0.37%

Hotels (REITs) 0.37%
FelCor Lodging Trust, Inc.*	30,000	$592,800

Total Preferred Stocks
(Cost $606,710)		592,800

Total Investments — 99.99%
(Cost $183,668,500**)		160,695,001
Cash and Other Assets Net of Liabilities — 0.01%		18,878
NET ASSETS — 100.00%		$160,713,879

REITs - Real Estate Investment Trusts

*	Non-income producing security.

** Aggregate cost for federal income tax purposes is $184,925,437, and net unrealized depreciation consists of:

Gross unrealized appreciation	$ 20,874,082
Gross unrealized depreciation	(45,104,518)
Net unrealized depreciation	$ (24,230,436)

REAL ESTATE INCOME AND GROWTH FUND	7

SCHEDULE OF ASSETS AND LIABILITIES	JUNE 30, 2010 (UNAUDITED)

ASSETS
Investments in securities at value (cost $183,668,500) (Note 1)	$160,695,001
Cash	69,388
Dividends and interest receivable	506,545
Receivable for investments sold	906,251
Receivable for Fund shares sold	169,082
Prepaid expenses	52,997
TOTAL ASSETS	162,399,264

LIABILITIES
Payable for Fund shares redeemed	407,479
Payable for investments purchased	939,886
Payable for investment advisory fees	136,934
Payable for distributions to shareholders	56,143
Payable for distribution fees	43,789
Other accrued expenses	101,154
TOTAL LIABILITIES	1,685,385
NET ASSETS	$160,713,879

Class A Shares
Net assets applicable to 21,682,225 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$158,541,840
Net asset value and redemption price per Class A Share ($158,541,840 ÷ 21,682,225 shares)	$7.31
Maximum offering price per share ($7.31 ÷ 0.9475)	$7.72

Class B Shares
Net assets applicable to 292,891 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$2,172,039
Net asset value and redemption price per Class B Share ($2,172,039 ÷ 292,891 shares)(a)	$7.42

SOURCE OF NET ASSETS
As of June 30, 2010, net assets consisted of:
Paid-in capital	$206,021,706
Undistributed net investment income	875,086
Accumulated net realized loss on investments	(23,209,414)
Net unrealized depreciation on investments	(22,973,499)
NET ASSETS	$160,713,879

(a) Redemption price varies based on length of time held.

See accompanying notes to financial statements.

8	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)
INVESTMENT INCOME
Dividends	$ 3,123,275
TOTAL INVESTMENT INCOME	3,123,275

EXPENSES
Investment Advisory fees (Note 3)	816,330
Distribution fees - Class A (Note 3)	248,616
Distribution fees - Class B (Note 3)	13,132
Administration and Accounting fees	83,793
Auditing fees	10,020
Chief Compliance Officer salary (Note 3)	5,720
Custodian fees	13,010
Directors’ fees	9,365
Insurance expense	30,163
Legal fees	37,613
Printing expense	35,618
Registration fees	9,456
Transfer Agent fees	194,482
Other expenses	3,269
TOTAL EXPENSES	1,510,587
Fees waived and reimbursed by Adviser (Note 3)	19,943
NET EXPENSES	1,530,530
NET INVESTMENT INCOME	1,592,745

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investment transactions and REITs	991,180
Net change in unrealized appreciation/depreciation of investments	8,915,541
Net realized and unrealized gain on investments	9,906,721
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,499,466

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	9

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OPERATIONS
Net investment income	$ 1,592,745	$ 2,688,785
Net realized gain (loss) from investment transactions and REITs	991,180	(7,016,138)
Net change in unrealized appreciation/depreciation of investments	8,915,541	45,600,639
Net increase in net assets resulting from operations	11,499,466	41,273,286
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:
Class A	(711,842)	(2,648,170)
Class B	(5,817)	(40,615)
Total distributions from net investment income	(717,659)	(2,688,785)
Distributions from realized gains:
Return of capital:
Class A	—	(2,043,767)
Class B	—	(33,937)
Total distributions from return of capital to shareholders	—	(2,077,704)
Total distributions to shareholders	(717,659)	(4,766,489)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold:
Class A	10,193,870	23,974,966
Class B	43,928	114,871
Shares issued from reinvestment of distributions:
Class A	586,167	3,869,499
Class B	4,719	58,998
Shares redeemed:
Class A	(20,030,953)	(17,680,842)
Class B	(740,109)	(1,121,327)
Increase (Decrease) in net assets derived from capital share transactions (a)	(9,942,378)	9,216,165
Total increase in net assets	839,429	45,722,962
NET ASSETS
Beginning of period	159,874,450	114,151,488
End of period	$160,713,879	$159,874,450

10	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
(a) Transactions in capital stock were:
Shares sold:
Class A	1,349,680	4,868,801
Class B	5,458	25,369
Shares issued from reinvestment of distributions:
Class A	77,944	647,853
Class B	616	9,984
Shares redeemed:
Class A	(2,645,377)	(3,271,531)
Class B	(95,018)	(199,676)
Increase (Decrease) in shares outstanding	(1,306,697)	2,080,800

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	11

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.	Class A For the Six Months Ended June 30, 2010 (Unaudited)	Class A For the Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$ 6.87	$ 5.38
Income from Investment Operations:
Net investment income	0.07[1]	0.12[1]
Net realized and unrealized gain (loss) on investments	0.40	1.58
Total from investment operations	0.47	1.70
Less Distributions:
Distributions from net investment income	(0.03)	(0.12)
Distributions from capital gains	—	—
Distributions from return of capital	—	(0.09)
Total distributions	(0.03)	(0.21)
Net Asset Value, End of Period	$ 7.31	$ 6.87
Total Return[2]	6.86%[3]	32.20%
Ratios/Supplemental Data
Net assets, end of period (000)	$158,542	$157,212
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.78%[4]	1.99%
After expense reimbursement or recapture	1.81%[4]	1.97%
Ratio of net investment income to average net assets	1.90%[4]	2.25%
Portfolio turnover	9.45%[3]	17.74%

	Class B For the Six Months Ended June 30, 2010 (Unaudited)	Class B For the Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$ 6.97	$ 5.48
Income from Investment Operations:
Net investment income	0.04[1]	0.11[1]
Net realized and unrealized gain (loss) on investments	0.43	1.56
Total from investment operations	0.47	1.67
Less Distributions:
Distributions from net investment income	(0.02)	(0.09)
Distributions from capital gains	—	—
Distributions from return of capital	—	(0.09)
Total distributions	(0.02)	(0.18)
Net Asset Value, End of Period	$ 7.42	$ 6.97
Total Return[5]	6.71%[3]	31.01%
Ratios/Supplemental Data
Net assets, end of period (000)	$ 2,172	$ 2,662
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.48%[4]	2.70%
After expense reimbursement or recapture	2.51%[4]	2.67%
Ratio of net investment income to average net assets	1.14%[4]	2.09%
Portfolio turnover	9.45%[3]	17.74%

[1] Calculated based on the average number of shares outstanding during the period.

[2] Calculation does not reflect sales load.

[3] Calculation is not annualized.

[4] Calculation is annualized.

[5] Calculation does not reflect CDSC charges.

*  The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

12	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS (CONT.)

Class A For the Year Ended December 31, 2008	Class A For the Two-Month Period Ended December 31, 2007*	Class A For the Year Ended October 31, 2007	Class A For the Year Ended October 31, 2006	Class A For the Year Ended October 31, 2005
$ 11.31	$ 14.42	$ 16.22	$ 13.47	$ 12.90
0.32[1]	0.08	0.32	0.23	0.22
(5.77)	(2.14)	(0.94)	3.16	1.00
(5.45)	(2.06)	(0.62)	3.39	1.22
(0.31)	(0.08)	(0.32)	(0.23)	(0.22)
(0.09)	(0.95)	(0.86)	(0.41)	(0.35)
(0.08)	(0.02)	—	—	(0.08)
(0.48)	(1.05)	(1.18)	(0.64)	(0.65)
$ 5.38	$ 11.31	$ 14.42	$ 16.22	$ 13.47
(48.46)%	(14.53)%[3]	(4.09)%	25.86%	9.59%

$111,160	$215,592	$253,674	$237,612	$192,751

1.85%	1.75%[4]	1.68%	1.71%	1.71%
1.85%	1.75%[4]	1.68%	1.71%	1.71%
3.26%	3.82%[4]	2.04%	1.40%	1.67%
80.23%	0.42%[3]	4.20%	3.10%	1.02%

Class B For the Year Ended December 31, 2008	Class B For the Two-Month Period Ended December 31, 2007*	Class B For the Year Ended October 31, 2007	Class B For the Year Ended October 31, 2006	Class B For the Year Ended October 31, 2005
$ 11.54	$ 14.68	$ 16.49	$ 13.69	$ 13.11
0.25[1]	0.06	0.21	0.13	0.15
(5.84)	(2.17)	(0.95)	3.21	1.01
(5.59)	(2.11)	(0.74)	3.34	1.16
(0.29)	(0.06)	(0.21)	(0.13)	(0.15)
(0.10)	(0.95)	(0.86)	(0.41)	(0.35)
(0.08)	(0.02)	-	-	(0.08)
(0.47)	(1.03)	(1.07)	(0.54)	(0.58)
$ 5.48	$ 11.54	$ 14.68	$ 16.49	$ 13.69
(48.80)%	(14.64)%[3]	(4.78)%	25.02%	8.83%

$ 2,991	$ 7,645	$ 9,491	$ 12,248	$ 11,597

2.54%	2.45%[4]	2.38%	2.41%	2.41%
2.54%	2.45%[4]	2.38%	2.41%	2.41%
2.46%	3.12%[4]	1.34%	0.70%	0.97%
80.23%	0.42%[3]	4.20%	3.10%	1.02%

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	13

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2010 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Real Estate Income and Growth Fund (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998.

The Fund changed its fiscal year-end from October 31 to December 31, effective beginning with the period ended December 31, 2007.

The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

The Fund offers two classes of shares (Class A Shares and Class B Shares). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share of each class of the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date
•	Level 2	–	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active
•	Level 3	–	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2010 is as follows:

Real Estate Income and Growth Fund
Valuation Inputs
Level 1 - Quoted Prices*	$160,695,001
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total Market Value of Investments	$160,695,001
* Industries as defined in the Schedule of Investments

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Option Contracts: The Fund may purchase and write call options to increase or decrease its exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

REAL ESTATE INCOME AND GROWTH FUND	15

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2010 (UNAUDITED)

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. Net Asset Value Per Share: The methodology and procedures for determining NAV are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the NAV of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B Shares are purchased at the net asset value per share.

G. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2010, excluding short-term investments, were $15,760,801 and $24,154,892, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered

16	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2010, were $816,330.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses for Class A Shares and Class B Shares will not exceed 1.97%, and 2.67%, respectively, of the average daily net assets of each class through April 30, 2011. For the six months ended June 30, 2010, there were no advisory fees reimbursed to the Fund.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2010, the Fund reimbursed the Adviser $19,943 of expenses previously waived. There is no balance of recoverable expenses to the Adviser at June 30, 2010.

The Fund has adopted distribution plans for Class A Shares and Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% and 1/12 of 1.00% from the average daily net assets of Class A Shares and Class B Shares, respectively, for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2010, fees paid to the Distributor under the Plan were $248,616 for Class A Shares and $13,132 for Class B Shares.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2010, sales charges on Class A Shares paid to the Distributor were $477,584. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase on Class A Shares. Certain redemptions of the Fund’s Class B Shares made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2010, CDSC fees on Class B Shares paid to the Distributor were $2,810.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2010, the Fund was allocated $5,720 of the Chief Compliance Officer’s salary.

Note 4 - Concentration Risk

The Fund invests primarily in real estate related securities. A fund that concentrates its investments is subject to greater risk of loss than a fund that has a more diversified portfolio of investments. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets

REAL ESTATE INCOME AND GROWTH FUND	17

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2010 (UNAUDITED)

underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates.	In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.
Note 5 - Federal Income Taxes The tax character of distributions paid for the year ended December 31, 2009 is as follows:

Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
12/31/2009
Class A	$ 2,648,170	$ 0	$ 2,648,170	$ 2,043,767	$ 4,691,937
Class B	40,615	0	40,615	33,937	74,552
	$ 2,688,785	$ 0	$ 2,688,785	$ 2,077,704	$ 4,766,489

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2010 will be reported in the December 31, 2010 Annual Report.

As of December 31, 2009 The Fund had net capital loss carryforwards for federal income tax purposes of $23,390,137 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

At December 31, 2009, the Fund had Deferred Post-October Losses of $440,743.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior four tax periods), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 - Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

18	SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income and Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2010, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. 3e Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0030.

SPIRIT of AMERICA

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
BNY Mellon Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Counsel
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

For additional information about the Spirit of America Real Estate Income and Growth Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses, and other information.

©Copyright 2010 Spirit of America *SOARE-SAR10*

SPIRIT of AMERICA

LARGE CAP VALUE FUND

SEMI-ANNUAL REPORT

June 30, 2010

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

As we enter the second half of 2010, we welcome this opportunity to share with you, our investors, the Semi-Annual Report for the Spirit of America Large Cap Value Fund along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, we analyze sectors that could benefit from those trends, and finally, invest in companies that we believe possess strong fundamentals qualities.

Despite challenges that the financial industry as a whole faces in the current market environment, we see opportunity emerging to accumulate what we believe are quality stocks at historically low valuations. We believe that investing in sound companies with reasonable share prices will help enhance the long-term returns of the Fund.

The Spirit of America Large Cap Value Fund currently has a Morningstar rating of 3 out of 5-stars. We believe our commitment to our investment philosophy has proven accurate and allows us to strive to be a key player amongst the highest performing mutual funds.

We appreciate your continued support and look forward to your future investment in the Spirit of America Value Fund.

Sincerely,

David Lerner President	Alpana Sen Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

*Morningstar lists the Value Fund’s category as “Large Blend” and ranks 2,250 other funds in this category. The rating change was effective June 30, 2010. A fund’s Morningstar rating is relative to other offerings that operate within the same category and takes into consideration how the fund has balanced risk and return in the past. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

LARGE CAP VALUE FUND	1

MANAGEMENT DISCUSSION (UNAUDITED)

Return Summary

The Spirit of America Large Cap Value Fund,
SOAVX (the “Fund”), had a total return of
-13.47% year-to-date ending June 30, 2010.
The one year return as of June 30, 2010 was
2.89% and the five year return as of June 30,
2010 was -2.18%. The Fund returned 1.92%
since its inception in August of 2002.

Past performance is not indicative of future
results. The results above take the maximum
front end sales charge of 5.25% and expense
ratio of 1.97% into account.

Market Summary

The economic outlook after the end of the
second quarter of 2010 continued to improve.
A good indication was consumer spending and
manufacturing reports were both positive. The
economy grew by 3.2% in the first quarter
alone as consumer spending increased at the
highest rate in 3 years. Employment data was
also on the uptick as non-farm payroll
increased 290,000 thousand in the month of
April. Many companies have started to see
profits increase again and therefore can begin to
create jobs.

This positive economic data bodes well for the
big picture. Growth has been slow but steady as
the economy heals from the recent recession.
Despite the growth in economy, the financial
markets did not see as much improvement.
U.S. equity markets felt the effects of the
European debt crisis starting with Greece and
most recently the downgrade of other countries
like Spain and Portugal. Given the distress in
that region,

investors became increasingly more cautious as market volatility rose. The uncertainty may have caused and could continue to cause weakness in investor confidence. For 2010 as a whole, analysts expect the economy to expand by 3.1%. They do not anticipate the sovereign debt crisis to cause another dip in the growing U.S. economy anytime soon. In fact, analysts are expecting to see increased capital to the U.S. from regions like Asia and even the Middle East.

Fund Summary

The Fund remained diversified within the 10 main sectors of the S&P 500 Index. Our greatest performance came from the technology sector. The second largest contributor to the Fund’s return was the materials sector followed by the consumer staples sector.

We have been using our cash judiciously by buying on dips and selling or taking profits in some stocks that have done very well.

We remain true to our principles in that there is nothing fancy about our strategy. We have continued to screen holdings on the premise that investing in companies with strong fundamentals produces the greatest value in the long run. The Fund continues to invest in companies which we believe to have solid financial statements, growing earnings and those that are market leaders in their industries.

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Large Cap Value Fund

June 30, 2010
Information Technology	20.80%	$10,075,456

Financials	16.73	8,102,936

Industrials	12.74	6,170,769

Health Care	12.10	5,860,223

Consumer Staples	9.47	4,587,132

Consumer Discretionary	9.38	4,540,737

Energy	8.72	4,222,112

Materials	4.71	2,280,576

Telecommunication Services	3.66	1,771,437

Utilities	1.69	816,192

Total Investments	100.00%	$48,427,570

LARGE CAP VALUE FUND	3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2010 TO JUNE 30, 2010

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.	The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Large Cap Value Fund
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$ 913.30	1.97%	$9.35
Hypothetical 5% Return	$1,000.00	$1,015.03	1.97%	$9.84

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)    Annualized, based on the Fund’s most recent half-year expenses.

(2)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2010 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.15%

Consumer Discretionary 9.11%
Best Buy Co., Inc.	5,003	$ 169,401
Cablevision Systems Corp., Class A	8,700	208,887
DIRECTV, Class A*	600	20,352
Ford Motor, Co.*	18,000	181,440
Gannett Co., Inc.	6,000	80,760
Home Depot, Inc. (The)	16,704	468,881
Marriott International, Inc., Class A	14,421	431,765
McDonald’s Corp.	10,380	683,731
NIKE, Inc., Class B	3,700	249,935
RadioShack Corp.	24,100	470,191
Royal Caribbean Cruises, Ltd.*	13,900	316,503
Staples, Inc.	9,000	171,450
Tiffany & Co.	4,600	174,386
TJX Cos., Inc.	3,100	130,045
Walt Disney Co. (The)	22,300	702,450
Wyndham Worldwide Corp.	4,000	80,560
		4,540,737

Consumer Staples 9.20%
Altria Group, Inc.	25,700	515,028
Estee Lauder Cos., Inc. (The), Class A	10,000	557,300
Hershey Co. (The)	3,500	167,755
Kimberly-Clark Corp.	1,600	97,008
Kraft Foods, Inc., Class A	7,000	196,000
PepsiCo, Inc.	10,150	618,642
Philip Morris International, Inc.	14,049	644,006
Procter & Gamble Co. (The)	15,400	923,692
Tyson Foods, Inc., Class A	34,100	558,899
Wal-Mart Stores, Inc.	6,424	308,802
		4,587,132

Energy 8.47%
Apache Corp.	3,500	294,665
Chevron Corp.	8,500	576,810
ConocoPhillips	18,200	893,438
El Paso Corp.	12,000	133,320
Exxon Mobil Corp.	14,250	813,248
Helmerich & Payne, Inc.	12,000	438,240
Noble Corp.	9,300	287,463
Pride International, Inc.*	3,800	84,892
Schlumberger, Ltd.	10,575	585,220
Suncor Energy, Inc.	3,900	114,816
		4,222,112

Financials 16.25%
Aflac, Inc.	7,500	320,025
American Express Co.	15,000	595,500
Bank of America Corp.	58,920	846,680

See accompanying notes to financial statements.

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Bank of Montreal	2,400	$130,272
Berkshire Hathaway, Inc., Class B*	1,300	103,597
Brandywine Realty Trust REIT	21,700	233,275
Citigroup, Inc.*	117,900	443,304
DuPont Fabros Technology, Inc. REIT	3,700	90,872
Equity Residential REIT	11,500	478,860
Fifth Third Bancorp	16,000	196,640
Goldman Sachs Group, Inc. (The)	4,615	605,811
Hartford Financial Services Group, Inc.	7,500	165,975
Host Hotels & Resorts, Inc. REIT	26,646	359,188
JPMorgan Chase & Co.	27,227	996,781
MetLife, Inc.	13,475	508,816
PNC Financial Services Group, Inc.	8,499	480,194
Principal Financial Group, Inc.	7,000	164,080
ProLogis REIT	17,000	172,210
Simon Property Group, Inc. REIT	8,659	699,214
Wells Fargo & Co.	19,986	511,642
		8,102,936
Health Care 11.76%
Abbott Laboratories	11,900	556,682
Alcon, Inc.	1,330	197,093
Allergan, Inc.	2,580	150,311
Amgen, Inc.*	8,940	470,244
Bristol-Myers Squibb Co.	10,000	249,400
Community Health Systems, Inc.*	11,828	399,905
Express Scripts, Inc.*	12,200	573,644
Johnson & Johnson	12,710	750,653
Medco Health Solutions, Inc.*	13,564	747,105
Merck & Co., Inc.	18,600	650,442
Pfizer, Inc.	34,300	489,118
UnitedHealth Group, Inc.	7,500	213,000
Watson Pharmaceuticals, Inc.*	5,250	212,992
WellPoint, Inc.*	4,080	199,634
		5,860,223
Industrials 12.38%
3M Co.	9,350	738,557
Boeing Co.	11,030	692,132
Caterpillar, Inc.	14,200	852,994
CSX Corp.	9,950	493,819
Dover Corp.	10,898	455,427
General Electric Co.	65,381	942,794
Lockheed Martin Corp.	6,700	499,150
Tyco International, Ltd.	10,200	359,346
United Parcel Service, Inc., Class B	8,226	467,977
United Technologies Corp.	10,300	668,573
		6,170,769

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Shares	Market Value
Information Technology 20.21%
Akamai Technologies, Inc.*	6,600	$267,762
Apple, Inc.*	5,250	1,320,532
Applied Materials, Inc.	5,926	71,231
Cisco Systems, Inc.*	54,100	1,152,871
Cognizant Technology Solutions Corp., Class A*	3,250	162,695
Corning, Inc.	5,000	80,750
Dell, Inc.*	11,800	142,308
EMC Corp.*	70,500	1,290,150
Hewlett-Packard Co.	15,000	649,200
Intel Corp.	30,500	593,225
International Business Machines Corp.	8,058	995,002
Mentor Graphics Corp.*	11,000	97,350
Microsoft Corp.	33,550	771,986
NetApp, Inc.*	23,400	873,054
Oracle Corp.	24,300	521,478
Texas Instruments, Inc.	34,325	799,086
Visa, Inc., Class A	3,350	237,012
Western Digital Corp.*	1,650	49,764
		10,075,456
Materials 4.58%
Alcoa, Inc.	11,287	113,547
Dow Chemical Co. (The)	8,650	205,178
Du Pont (E.I.) de Nemours & Co.	17,500	605,325
Freeport-McMoRan Copper & Gold, Inc.	3,800	224,694
Newmont Mining Corp.	8,000	493,920
Nucor Corp.	8,450	323,466
Packaging Corp. of America	14,280	314,446
		2,280,576
Telecommunication Services 3.55%
AT&T, Inc.	34,350	830,926
CenturyLink, Inc.	9,000	299,790
Verizon Communications, Inc.	20,040	561,521
Windstream Corp.	7,500	79,200
		1,771,437
Utilities 1.64%
Consolidated Edison, Inc.	7,400	318,940
Wisconsin Energy Corp.	9,800	497,252
		816,192
Total Investments — 97.15%
(Cost $49,260,224**)		48,427,570
Cash and Other Assets Net of Liabilities — 2.85%		1,421,536
NET ASSETS — 100.00%		$49,849,106

REIT - Real Estate Investment Trust

LARGE CAP VALUE FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

* Non-income producing security.

** Aggregate cost for federal income tax purposes is $49,437,497, and net unrealized depreciation consists of:

Gross unrealized appreciation	$ 4,272,213
Gross unrealized depreciation	(5,282,140)

Net unrealized depreciation	$(1,009,927)

8	SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2010 (UNAUDITED)

ASSETS
Investments in securities at value (cost $49,260,224) (Note 1)	$48,427,570
Cash	474,840
Dividends and interest receivable	58,948
Receivable for Fund shares sold	46,641
Receivable for investments sold	1,306,238
Prepaid expenses	22,985
TOTAL ASSETS	50,337,222

LIABILITIES
Payable for investments purchased	246,920
Payable for Fund shares redeemed	139,263
Payable for investment advisory fees	41,090
Payable for distribution fees (Note 3)	13,055
Payable for distributions	1,847
Other accrued expenses	45,941
TOTAL LIABILITIES	488,116
NET ASSETS	$49,849,106
Net assets applicable to 4,730,380 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$49,849,106
Net asset value and redemption price per share ($49,849,106 ÷ 4,730,380 shares)	$10.54
Maximum offering price per share ($10.54 ÷ 0.9475)	$11.12

SOURCE OF NET ASSETS
As of June 30, 2010, net assets consisted of:
Paid-in capital	$57,138,773
Distributions in excess of net investment income	(67,575)
Accumulated net realized loss on investments	(6,389,438)
Net unrealized depreciation on investments	(832,654)
NET ASSETS	$49,849,106

See accompanying notes to financial statements.

LARGE CAP VALUE FUND	9

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $942)	$ 493,719
Interest	376
TOTAL INVESTMENT INCOME	494,095

EXPENSES
Investment Advisory fees (Note 3)	265,551
Distribution fees (Note 3)	82,129
Accounting and Administration fees	43,091
Auditing fees	7,966
Chief Compliance Officer salary (Note 3)	1,883
Custodian fees	8,260
Directors’ fees	3,134
Insurance expense	11,277
Legal fees	12,864
Printing expense	17,415
Registration fees	5,229
Transfer Agent fees	66,500
Other expenses	1,364
TOTAL EXPENSES	526,663
Fees waived and reimbursed by Adviser (Note 3)	12,651
NET EXPENSES	539,314
NET INVESTMENT LOSS	(45,219)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investment transactions	(491,725)
Net change in unrealized appreciation/depreciation of investments	(4,276,576)
Net realized and unrealized loss on investments	(4,768,301)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,813,520)

See accompanying notes to financial statements.

10	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
OPERATIONS
Net investment income (loss)	$ (45,219)	$ 326,832
Net realized loss from investment transactions	(491,725)	(1,462,617)
Net change in unrealized appreciation/depreciation of investments	(4,276,576)	9,610,979
Net increase (decrease) in net assets resulting from operations	(4,813,520)	8,475,194

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(40,655)	(310,927)
Total distributions to shareholders	(40,655)	(310,927)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	4,531,886	9,303,230
Shares issued from reinvestment of distributions	38,807	296,580
Shares redeemed	(5,244,677)	(6,803,244)
Increase (decrease) in net assets derived from capital share transactions (a)	(673,984)	2,796,566
Total increase (decrease) in net assets	(5,528,159)	10,960,833

NET ASSETS
Beginning of period	55,377,265	44,416,432
End of period	$ 49,849,106	$ 55,377,265

Distribution in excess of net investment income and undistributed net investment income, respectively	$ (67,575)	$ 18,299

(a) Transactions in capital stock were:
Shares sold	389,620	922,952
Shares issued from reinvestment of distributions	3,682	30,644
Shares redeemed	(456,533)	(678,164)
Increase (decrease) in shares outstanding	(63,231)	275,432

See accompanying notes to financial statements.

LARGE CAP VALUE FUND	11

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Year Ended 12/31/08	For the Two-Month Period Ended 12/31/07*	For the Year Ended 10/31/07	For the Year Ended 10/31/06	For the Year Ended 10/31/05
Net Asset Value, Beginning of Period	$ 11.55	$ 9.83	$ 14.29	$ 15.52	$ 14.23	$ 12.69	$ 11.74

Income from Investment Operations:
Net investment income	(0.01)[1]	0.07[1]	0.07[1]	0.01	0.03	0.04	0.09
Net realized and unrealized gain (loss) on investments	(0.99)	1.72	(4.46)	(0.35)	1.84	1.67	0.98
Total from investment operations	(1.00)	1.79	(4.39)	(0.34)	1.87	1.71	1.07

Less Distributions:
Distributions from net investment income	(0.01)	(0.07)	(0.07)	(0.01)	(0.03)	(0.04)	(0.09)
Distributions from capital gains	(0.00)	(0.00)	(0.00)[2]	(0.88)	(0.55)	(0.13)	(0.03)
Total distributions	(0.01)	(0.07)	(0.07)	(0.89)	(0.58)	(0.17)	(0.12)
Net Asset Value, End of Period	$ 10.54	$ 11.55	$ 9.83	$ 14.29	$ 15.52	$ 14.23	$ 12.69
Total Return[3]	(8.67%)[4]	18.32%	(30.81%)	(2.30%)[4]	13.56%	13.52%	9.07%

Ratios/Supplemental Data
Net assets, end of period (000)	$49,849	$55,377	$44,416	$66,112	$66,487	$46,189	$40,347
Ratio of expenses to average net assets:
Before expense waiver, reimbursement or recapture	1.92%[5]	2.06%	2.03%	1.95%[5]	1.93%	2.07%	1.96%
After expense waiver, reimbursement or recapture	1.97%[5]	1.97%	1.97%	1.97%[5]	1.97%	1.97%	1.97%
Ratio of net investment income to average net assets	(0.17%)5	0.70%	0.56%	0.21%[5]	0.23%	0.26%	0.70%
Portfolio turnover	34.00%[4]	50.57%	44.76%	—	22.14%	14.37%	15.37%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Calculation does not reflect sales load.
[4]	Calculation is not annualized.
[5]	Calculation is annualized.
*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

12	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2010 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Large Cap Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15,1997. The Fund commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market. The Fund offers one class of shares.

The Fund changed its fiscal year-end from October 31 to December 31, effective beginning with the period ended December 31, 2007.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date
• Level 2	–	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active
• Level 3	–

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LARGE CAP VALUE FUND	13

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2010 is as follows:
Large Cap Value Fund
Valuation Inputs
Level 1 - Quoted Prices *	$48,427,570
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total Market Value of Investments	$48,427,570
* Industries as defined in the Schedule of Investments

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Option Contracts: The Fund may purchase and write call options to increase or decrease its exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. A portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital, long-term capital gain or short-term capital gain. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2010, excluding short-term investments, were $17,960,900 and $18,667,050, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2010 were $265,551.

LARGE CAP VALUE FUND	15

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.97% of the average daily net assets of the Fund through April 30, 2011. For the six months ended June 30, 2010, there were no advisory fees reimbursed to the Fund.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2010, the Fund reimbursed the Adviser $12,651 of expenses previously waived. The balance of recoverable expenses to the Adviser as of June 30, 2010 was $65,598. Of this balance, $22,693 will expire in 2011 and $42,905 will expire in 2012.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.30% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2010, fees paid to the Distributor under the Plan were $82,129.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2010, sales charges received by the Distributor were $236,435. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the

Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2010, the Fund was allocated $1,883 of the Chief Compliance Officer’s salary.

Note 4 – Federal Income Taxes The tax character of distributions paid for the year ended December 31, 2009 is as follows:

Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions

12/31/2009	$310,927	$ 0	$ 310,927

16	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2010 will be reported in the December 31, 2010 Annual Report.

At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $5,635,666, which $2,591,937 and $3,043,729 are available to reduce future required distributions of net capital gains to shareholders through the years of 2016 and 2017, respectively.

At December 31, 2009, the Fund had no Deferred Post-October Losses.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior four tax periods), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5 – Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

LARGE CAP VALUE FUND	17

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2010, are available (i) without charge, upon request, by calling
(516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

SPIRIT of AMERICA

INCOME FUND

SEMI-ANNUAL REPORT

June 30, 2010

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to send you the 2010 semi-annual report for The Spirit of America Income Fund, (the “Fund”). The Fund began operations on December 31, 2008.

As the first half of the year comes to a close, our excitement continues in managing this new fund. As anticipated, the Spirit of America Income Fund has met and exceeded our goals and continues to do so as it is designed to deliver attractive returns to our investors. The first half of 2010 has shown strong and steady growth for the Fund and we look forward to continued inflows and further development in structure and diversification going forward.

We firmly maintain our philosophy that striving for the optimal balance between yield and risk will position us to achieve long term success. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction has never been stronger. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals for the upcoming year.

We are proud of the increasing number of investors in the Fund since its inception a year and a half ago. Your support is sincerely appreciated and we look forward to your continued investment in The Spirit of America Income Fund.

Sincerely,

David Lerner President	William Mason Portfolio Manager

Any investment in debt securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 4.75% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

INCOME FUND	1

MANAGEMENT DISCUSSION (UNAUDITED)

Introduction

The Spirit of America Income Fund, (SOAIX) (the “Fund”) is the newest of the Spirit of America Family of Funds. The Fund’s objective is to seek high current income. The emphasis of the Fund is focused on the high yield segment of the taxable bond market including a diversified portfolio of taxable municipal bonds, income producing convertible securities, high yield U.S. corporate bonds, preferred stocks, and collateralized mortgage obligations. We are pursuing a balance between yield and risk.

Game Plan

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America Income, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model.

We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience. Last year we felt the environment was favorable to start an income fund; our results have validated that belief.

There has been an increase in the issuance of taxable municipal bonds due to the Federal government’s new Build America Bond Program. At the end of the second quarter of 2010, the Fund had approximately 79% of it’s assets in taxable municipal bonds. Taxable municipal bonds typically offer yields which are substantially higher than their tax-advantaged counterparts.

Summary

The Fund continues to grow at a steady and healthy pace. The Fund now has over 3,700 investor accounts with assets under management of over $67,000,000. Our expectations are for continued growth in assets under management. We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk.

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Summary of Portfolio Holdings

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Income Fund

June 30, 2010

Municipal Bonds	81.50%	$53,321,932

Preferred Stocks	13.52	8,846,916

Corporate Bonds	3.35	2,192,179

Collateralized Mortgage Obligations	1.63	1,068,211

Total Investments	100.00%	$65,429,238

INCOME FUND	3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD JANUARY 1, 2010 TO JUNE 30, 2010

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.	The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Income Fund

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,077.30	1.10%	$5.67
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)    Annualized, based on the Fund’s most recent half- year expenses.

(2)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 1.59%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$200,000	$187,590
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	302,472
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	73,352
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	55,366
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	81,354
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	164,246
Wamu Mortgage Pass Through Certificates, A11, 5.50%, 11/25/33	111,000	111,122
Wamu Mortgage Pass Through Certificates, A2, 5.50%, 11/25/33	94,000	92,709
Total Collateralized Mortgage Obligations
(Cost $828,935)		1,068,211
Municipal Bonds 79.19%

California 4.40%
Bay Area Toll Authority, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	249,912
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, Series A2 (OID), 6.75%, 06/01/40	150,000	164,852
City of Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (AGM), 5.80%, 09/01/37	40,000	35,829
City of Tulare, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100 (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,021,540
County of San Bernardino, Refunding Revenue Bonds (AGM), 6.02%, 08/01/23	200,000	197,816
Napa Valley Unified School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, 6.51%, 08/01/43	500,000	535,285
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	500,000	537,120
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	218,298
		2,960,652

Colorado 0.75%
Adams State College, University & College Improvements, Build America Revenue Bonds, Series C, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	255,378

See accompanying notes to financial statements.

INCOME FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Colorado (cont.)
City of Brighton, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	$250,000	$250,532
		505,910

Connecticut 1.54%
City of Bridgeport, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 08/15/20 @ 100 (AGM), 6.57%, 08/15/28	1,000,000	1,034,300

District of Columbia 0.79%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	532,745

Florida 8.70%
City of Miami, Refunding Revenue Bonds (OID), 6.75%, 12/01/18	1,000,000	1,046,040
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	488,892
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	265,780
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	439,116
County of Miami-Dade, Recreational Facilities Improvements Revenue Bonds, Series D (Assured Guaranty), 7.08%, 10/01/29	250,000	258,857
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,030,300
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	181,576
Florida State Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,623,885
Lee Memorial Health System, Hospital Improvements Build America Revenue Bonds, Series A, 7.28%, 04/01/27	500,000	525,305
		5,859,751

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Georgia 2.18%
Municipal Electric Authority of Georgia, Electric Light & Power Improvements, Build America Revenue Bonds, 6.64%, 04/01/57	$500,000	$484,720
Municipal Electric Authority of Georgia, Electric Light & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	1,000,000	982,820
		1,467,540

Illinois 8.16%
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	389,218
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	103,596
City of Markham, Public Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/20 @ 100 (AGM), 7.40%, 12/01/25	1,250,000	1,336,637
Henry Hospital District, Hospital Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/19 @ 100 (AGM), 6.65%, 12/01/29	840,000	872,626
Lake County Community Unit School District No. 187 North Chicago, General Obligation Unlimited, Callable 01/01/20 @ 100 (AGM), 7.13%, 01/01/35	1,000,000	1,017,540
State of Illinois, Public Improvements Build America Bonds, General Obligation Unlimited, 6.63%, 02/01/35	1,885,000	1,775,764
		5,495,381

Indiana 0.77%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	500,000	516,205

Kentucky 0.77%
Kentucky Municipal Power Agency, Build America Revenue Bonds, Callable 09/01/20 @ 100 (Assured Guaranty), 6.49%, 09/01/37	250,000	259,380
Princeton Electric Plant Board, Electric Light & Power Improvements, Build America Revenue Bonds, Series B, Callable 11/01/19 @ 100, (Assured Guaranty) (OID), 7.00%, 11/01/42	250,000	260,555
		519,935

INCOME FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Louisiana 1.64%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100 (Assured Guaranty), 7.20%, 02/01/42	$1,070,000	$1,108,038

Massachusetts 0.39%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	250,000	262,320

Michigan 8.04%
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.60%, 05/01/30	150,000	155,127
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.85%, 05/01/35	100,000	104,193
County of Oakland, Pension Funding, Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	1,000,000	991,980
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	258,212
L’Anse Creuse Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.59%, 05/01/40	200,000	204,660
Lincoln Consolidated School District, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.83%, 05/01/40	250,000	253,535
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	2,945,000	2,261,171
Milan Area Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	400,000	424,404
Southwest Regional Sanitary Sewer & Water Authority, Sewer Improvements, Build America Revenue Bonds, Series A, Callable 04/01/20 @ 100 (Municipal Government Guaranteed), 6.50%, 04/01/40	500,000	511,880
St. Joseph School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.66%, 05/01/35	250,000	252,298
		5,417,460

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Mississippi 0.80%
Mississippi Development Bank Special Obligation, Highway Improvements, Build America Revenue Bonds, Series B, 6.59%, 01/01/35	$500,000	$540,040

Missouri 0.75%
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	504,949

Nevada 1.13%
County of Clark, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	500,000	538,515
Pershing County School District, School Improvements Build America Bonds, General Obligation Limited, Series A, Callable 04/01/20 @ 100 (Permanent School Fund Guaranteed), 6.25%, 04/01/30	220,000	221,888
		760,403

New Jersey 5.04%
Hoboken Municipal Hospital Authority, Refunding Revenue Bonds, (Municipal Government Guaranteed) (FSA) (OID), 7.62%, 01/01/29	500,000	533,630
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, (XLCA), 6.31%, 07/01/26	750,000	742,958
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	511,210
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,087,120
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, Series A (OID), 7.00%, 11/01/38	500,000	518,010
		3,392,928

New York 9.78%
Battery Park City Authority, Public Improvements, Build America Revenue Bonds, Series A, Callable 11/01/19 @ 100, 6.38%, 11/01/39	250,000	260,942

INCOME FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series D, Callable 12/01/19 @ 100, 6.39%, 12/01/29	$500,000	$520,935
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series G-1, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	519,685
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,100,870
New York City Housing Development Corp., State Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,000,000	2,034,760
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.12%, 06/15/42	250,000	251,540
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	209,244
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,002,660
New York Municipal Bond Bank Agency, Public Improvements, Build America Revenue Bonds, Callable 12/15/19 @ 100 (GO OF BOND BANK), 6.88%, 12/15/34	500,000	518,180
Western Nassau County Water Authority, Water Utility Improvements, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	165,330
		6,584,146

Ohio 4.34%
American Municipal Power-Ohio Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	515,975
County of Cuyahoga, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,112,780
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	257,952
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	257,750

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	$500,000	$520,490
State of Ohio, Public Improvements, Build America Revenue Bonds, Series B, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	259,085
		2,924,032

Oklahoma 0.76%
Bryan County Independent School District No. 72 Durant, School Improvements Build America Bonds, Certificate of Participation, Series A, Callable 12/01/19 @ 102 (OID), 6.80%, 12/01/33	500,000	508,940

Oregon 0.37%
Oregon State Department of Administrative Services, Hospital Improvements Build America Bonds, Certificate of Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	252,908

Pennsylvania 2.00%
Mount Union Area School District, School Improvements Build America Bonds, General Obligation Limited, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	1,000,000	1,030,850
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	314,112
		1,344,962

Tennessee 2.37%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (County Guaranteed), 7.20%, 06/01/44	1,500,000	1,594,995

Texas 4.31%
City of Lancaster, Public Improvements Build America Bonds, General Obligation Limited, Series A, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	774,668
City of San Antonio, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	256,202

INCOME FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Series C, Callable 06/15/19 @ 100, 6.63%, 06/15/39	$500,000	$524,635
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,000,000	1,093,210
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Series B, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	252,770
		2,901,485

Utah 0.80%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	500,000	537,145

Virginia 4.39%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	4,365,000	2,955,018

Washington 1.55%
City of Seattle, Electric Light & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	256,605
Cowlitz County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	530,845
Snohomish County Public Utility District No. 1, Build America Revenue Bonds, Series A (OID), 5.68%, 12/01/40	250,000	254,362
		1,041,812

West Virginia 2.67%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,410,000	1,797,932
Total Municipal Bonds
(Cost $51,543,707)		53,321,932

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

	Principal Amount	Market Value
Corporate Bonds 3.25%
Alcoa, Inc., 5.55%, 02/01/17	$250,000	$246,175
Alcoa, Inc., 6.75%, 07/15/18	500,000	505,376
Altria Group, Inc., 9.25%, 08/06/19	250,000	312,532
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	281,100
General Electric Capital Corp., 6.15%, 08/07/37	150,000	152,681
Liberty Property L.P., 6.63%, 10/01/17	355,000	381,800
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	199,967
UDR, Inc., 5.25%, 01/15/15	110,000	112,548
Total Corporate Bonds
(Cost $1,829,831)		2,192,179
	Shares

Preferred Stocks 13.14%
Financials 13.14%
Equity Residential REIT Series N 6.48%	15,200	$349,752
HRPT Properties Trust REIT 7.50%	50,565	1,000,681
HSBC Holdings PLC Series 2 8.00%	8,000	201,750
Kimco Realty Corp. REIT Series F 6.65%	22,377	527,874
Kimco Realty Corp. REIT Series G 7.75%	26,100	663,723
Public Storage REIT Series C 6.60%	5,825	140,033
Public Storage REIT Series H 6.95%	20,000	500,400
Public Storage REIT Series M 6.63%	9,424	229,569
Regency Centers Corp. REIT Series C 7.45%	45,200	1,080,054
Regency Centers Corp. REIT Series D 7.25%	6,496	149,928
Regency Centers Corp. REIT Series E 6.70%	15,000	339,450
Vornado Realty L.P. REIT 7.88%	38,819	975,133
Vornado Realty Trust REIT Series E 7.00%	2,371	55,268
Vornado Realty Trust REIT Series F 6.75%	14,300	311,168
Vornado Realty Trust REIT Series G 6.63%	72,775	1,551,563
Vornado Realty Trust REIT Series I 6.63%	16,000	343,360
XL Capital Ltd. Cv. 10.75%	17,000	427,210
Total Preferred Stocks
(Cost $8,064,389)		8,846,916
Total Investments — 97.17%
(Cost $62,266,862*)		65,429,238
Cash and Other Assets Net of Liabilities — 2.83%		1,906,244
NET ASSETS — 100.00%		$67,335,482

INCOME FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

AGM - Assured Guaranty Municipal
FSA - Financial Security Assurance
GO - General Obligation
OID - Original Issue Discount
Q-SBLF - Qualified School Bond Loan Fund
REIT - Real Estate Investment Trust
XLCA - Insured by XL Capital Assurance
* The aggregate cost for federal income tax purposes is $62,266,862, and net unrealized appreciation consists of:

Gross unrealized appreciation	$3,537,877
Gross unrealized depreciation	(375,501)
Net unrealized appreciation	$3,162,376

14	SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2010 (UNAUDITED)

ASSETS

Investments in securities at value (cost $62,266,862) (Note 1)	$65,429,238
Cash	1,230,314
Receivable for Fund shares sold	592,513
Dividends and interest receivable	967,803
Other receivables	18,937
Prepaid expenses	18,961
TOTAL ASSETS	68,257,766
LIABILITIES

Payable for Fund shares redeemed	208,967
Payable for investments purchased	500,000
Payable for investment advisory fees	17,117
Payable for distributions to shareholders	165,586
Payable for distribution fees (Note 3)	13,456
Other accrued expenses	17,158
TOTAL LIABILITIES	922,284
NET ASSETS	$67,335,482

Net assets applicable to 6,072,433 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$67,335,482
Net asset value and redemption price per share ($67,335,482 ÷ 6,072,433 shares)	$11.09
Maximum offering price per share ($11.09 ÷ 0.9525)	$11.64
SOURCE OF NET ASSETS

As of June 30, 2010, net assets consisted of:
Paid-in capital	$63,809,704
Undistributed net investment income	1,236
Accumulated net realized gain on investments	362,166
Net unrealized appreciation on investments	3,162,376
NET ASSETS	$67,335,482

See accompanying notes to financial statements.

INCOME FUND	15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$270,546
Interest	1,830,371
TOTAL INVESTMENT INCOME	2,100,917
EXPENSES
Investment Advisory fees (Note 3)	159,920
Distribution fees (Note 3)	66,633
Accounting and Administration fees	45,706
Auditing fees	7,966
Chief Compliance Officer salary (Note 3)	1,789
Custodian fees	5,342
Directors’ fees	2,711
Insurance expense	6,416
Legal fees	7,660
Printing expense	13,003
Registration fees	7,483
Transfer Agent fees	28,008
Other expenses	713
TOTAL EXPENSES	353,350
Fees waived and reimbursed by Adviser (Note 3)	(60,164)
NET EXPENSES	293,186
NET INVESTMENT INCOME	1,807,731
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	362,166
Net change in unrealized appreciation of investments	1,609,835
Net realized and unrealized gain on investments	1,972,001
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,779,732

See accompanying notes to financial statements.

16	SPIRIT OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Period Ended December 31, 2009*

OPERATIONS
Net investment income	$1,807,731	$1,329,846
Net realized gain from investment transactions	362,166	321,047
Net change in unrealized appreciation of investments	1,609,835	1,552,541
Net increase in net assets resulting from operations	3,779,732	3,203,434
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(1,807,731)	(1,348,803)
Distributions from realized gains	—	(300,854)
Total distributions to shareholders	(1,807,731)	(1,649,657)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	28,037,504	39,569,102
Shares issued from reinvestment of distributions	1,030,676	1,025,284
Shares redeemed	(3,946,676)	(1,906,186)
Increase in net assets derived from capital share transactions (a)	25,121,504	38,688,200
Total increase in net assets	27,093,505	40,241,977
NET ASSETS
Beginning of period	40,241,977	—
End of period	$67,335,482	$40,241,977
Undistributed net investment income	$1,236	$1,236
(a) Transactions in capital stock were:
Shares sold	2,560,339	3,857,982
Shares issued from reinvestment of distributions	93,992	97,334
Shares redeemed	(359,319)	(177,895)
Increase in shares outstanding	2,295,012	3,777,421

*	The Fund commenced operations on December 31, 2008.

See accompanying notes to financial statements.

INCOME FUND	17

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009*
Net Asset Value, Beginning of Period	$ 10.65	$10.00
Income from Investment Operations:
Net investment income	0.37[1]	0.81[1]
Net realized and unrealized gain on investments	0.44	0.80
Total from investment operations	0.81	1.61
Less Distributions:
Distributions from net investment income	(0.37)	(0.88)
Distributions from capital gains	0.00	(0.08)
Total distributions	(0.37)	(0.96)
Net Asset Value, End of Period	$ 11.09	$10.65
Total Return[2]	7.73%[3]	17.10%
Ratios/Supplemental Data
Net assets, end of period (000)	$ 67,335	$40,242
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.33%[4]	1.82%
After expense reimbursement or recapture	1.10%[4]	1.01%
Ratio of net investment income to average net assets	6.78%[4]	7.69%
Portfolio turnover	16.29%[3]	29.21%

1	Calculated based on the average number of shares outstanding during the period.
2	Calculation does not reflect sales load.
3	Calculation is not annualized.
4	Calculation is annualized.
*	The Fund commenced operations on December 31, 2008.

See accompanying notes to financial statements.

18	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2010 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Income Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on December 31, 2008. The Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”). The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various are used in determining the fair value of investments which are as follows:

• Level 1 – Inputs that reflect unadjusted

                   quoted prices in active markets for

                   identical assets or liabilities that

                   the Funds have the ability to access

                   at the measurement date

• Level 2 – Inputs other than quoted prices

                   that are observable for the asset or

                   liability either directly or

                   indirectly, including inputs in

                   markets that are not considered to

                   be active

• Level 3 – Unobservable inputs based on the

                   best information available in the

                   circumstances, to the extent

                   observable inputs are not available

                   (including the Fund’s own

                   assumptions used in determining

                   the fair value of investments)

INCOME FUND	19

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2010 is as follows: Income Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments in Securities:
Preferred Stock	$8,846,916	$—	$—	$8,846,916
Corporate debt securities	—	2,192,179	—	2,192,179
Debt securities issued by States of the United States and political subdivisions of states	—	53,321,932	—	53,321,932
Collateralized debt obligations	—	1,068,211	—	1,068,211

Total	$8,846,916	$56,582,322	$—	$65,429,238

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

20	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

Note 2 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2010, excluding short-term investments, were $32,884,277 and $8,569,855, respectively.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2010 were $159,920.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.10% of the average daily net assets of the Fund through April 30, 2011. The Adviser voluntarily agreed to waive .60% of advisory fees through June 30, 2010. For the six months ended June 30, 2010, the Adviser reimbursed the Fund $60,164.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2010 was $185,181. Of this balance, $125,017 will expire in 2012 and $60,164 will expire in 2013.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.25% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2010, fees paid to the Distributor under the Plan were $66,633.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2010, sales charges received by the Distributor were $1,311,185. A contingent deferred sales charge of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2010, the Fund was allocated $1,789 of the Chief Compliance Officer’s salary.

Note 4 – Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose

INCOME FUND	21

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 – Federal Income Taxes The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Tax Basis Distributions

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions
12/31/2009	$1,630,700	$0	$18,957	$1,649,657

Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2010 will be reported in the December 31, 2010 Annual Report.

At December 31, 2009, the Fund had no capital loss carryforwards or Deferred Post-October Losses.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current year), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

22	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2010 (UNAUDITED)

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

INCOME FUND	23

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Income Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2010, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

SPIRIT
of AMERICA

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
BNY Mellon Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Counsel
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

For additional information about the Spirit of America Income Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses, and other information.

©Copyright 2010 Spirit of America *SOAIN-SAR10*

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	9/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	9/7/10

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date	9/7/10

* Print the name and title of each signing officer under his or her signature.